Post-Retirement Obligation - Summary of Expectation for Payment of Benefits (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of defined benefit plans [line items]
Estimate of payment of benefits	R$ 1,003
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Estimate of payment of benefits	875
Health plan [member]
Disclosure of defined benefit plans [line items]
Estimate of payment of benefits	117
Dental plan [member]
Disclosure of defined benefit plans [line items]
Estimate of payment of benefits	3
Life insurance [member]
Disclosure of defined benefit plans [line items]
Estimate of payment of benefits	R$ 8